Commitments and Contingencies - Asset Retirement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at beginning of period	$ 8,181	$ 5,574
Liabilities incurred	592	1,703
Liabilities assumed in acquisitions	21	406
Liabilities settled	(549)	(19)
Accretion expense	888	517
Balance at end of period	$ 9,133	$ 8,181